Segment information - Segment Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 1,427,734	$ 1,518,907	$ 1,298,871
Cost of revenue	(1,178,507)	(1,198,715)	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	95,610	143,081	87,858
Changes in net realizable value of agricultural produce after harvest	6,439	(28,437)	1,838
Margin on manufacturing and agricultural activities before operating expenses	351,276	434,836	415,387
General and administrative expenses	(122,122)	(103,880)	(70,320)
Selling expenses	(161,134)	(153,482)	(129,092)
Other operating income, net	26,285	4,824	25,590
Profit from operations	94,305	182,298	241,565
Depreciation and amortization	(198,571)	(226,157)	(200,018)
Net (loss) gain from Fair value adjustment of investment property	3,312	(23,375)	10,620
Insurance recovery / impairment of assets destroyed by fire	11,295	(14,259)	0
Right of use assets	388,993	373,846	406,713
Investment property	24,037	33,542	33,364
Biological assets	314,744	293,945	228,037
Finished goods	170,245	188,154	179,611	$ 152,716
Borrowings	1,593,009	779,556	904,949
Leases Liabilities	356,602	342,030	378,510
Tax credits recognized	6,144	19,486	0
Income from government grants	3,900	8,100
Exclusion of ICMS from the calculation base for PIS and COFINS
Disclosure of operating segments [line items]
Tax credits recognized	2,200	11,300
Operating segments
Disclosure of operating segments [line items]
Revenue	1,445,904	1,476,378	1,442,441
Cost of revenue	(1,195,299)	(1,162,785)	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	97,521	129,832	101,172
Changes in net realizable value of agricultural produce after harvest	6,733	(25,840)	2,574
Margin on manufacturing and agricultural activities before operating expenses	354,859	417,585	464,979
General and administrative expenses	(126,000)	(98,047)	(89,551)
Selling expenses	(163,983)	(148,757)	(150,805)
Other operating income, net	26,541	8,325	31,502
Profit from operations	91,417	179,106	256,125
Depreciation and amortization	(200,009)	(223,244)	(211,575)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,725)	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes		9,024	20,245
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	9,079	(25,558)	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	88,442	155,390	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	876	(7,327)	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	5,857	(18,513)	(25)
Farmlands and farmland improvements, net	740,559	692,153
Machinery, equipment and other fixed assets, net	1,718,611	501,938
Bearer plants, net	414,836	327,570
Work in progress	136,345	26,928
Right of use assets	388,993	373,846
Investment property	24,037	33,542
Goodwill	227,770	20,242
Biological assets	314,744	293,945
Finished goods	170,245	188,154
Raw materials, stocks held by third parties and others	136,026	101,510
Total segment assets	4,272,166	2,559,828
Borrowings	1,593,009	779,556
Leases Liabilities	356,602	342,030
Total segment liabilities	1,949,611	1,121,586
Corporate
Disclosure of operating segments [line items]
Revenue		0	0
Cost of revenue		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0
General and administrative expenses		(25,452)	(23,061)
Selling expenses		736	(305)
Other operating income, net		294	(309)
Profit from operations		(24,422)	(23,675)
Depreciation and amortization		(1,523)	(1,275)
Net (loss) gain from Fair value adjustment of investment property		0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes		0	0
Insurance recovery / impairment of assets destroyed by fire		0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)		0	0
Changes in net realizable value of agricultural produce after harvest (unrealized)		0	0
Changes in net realizable value of agricultural produce after harvest (realized)		0	0
Farmlands and farmland improvements, net		0
Machinery, equipment and other fixed assets, net		0
Bearer plants, net		0
Work in progress		0
Right of use assets		767
Investment property		0
Goodwill		0
Biological assets		0
Finished goods		0
Raw materials, stocks held by third parties and others		0
Total segment assets		767
Borrowings		126,284
Leases Liabilities		789
Total segment liabilities		127,073
Sugar, Ethanol and Energy
Disclosure of operating segments [line items]
Cost of revenue	(482,747)	(498,840)	(504,570)
Biological assets	127,347	69,620	116,458
Finished goods	61,457	94,633	126,971	$ 88,693
Sugar, Ethanol and Energy | Operating segments
Disclosure of operating segments [line items]
Revenue	656,868	707,954	722,307
Cost of revenue	(482,747)	(498,840)	(504,570)
Initial recognition and changes in fair value of biological assets and agricultural produce	59,024	41,166	94,436
Changes in net realizable value of agricultural produce after harvest	(609)	554	(156)
Margin on manufacturing and agricultural activities before operating expenses	232,536	250,834	312,017
General and administrative expenses	(27,152)	(25,179)	(25,591)
Selling expenses	(71,988)	(73,804)	(69,155)
Other operating income, net	9,432	23,303	2,463
Profit from operations	142,828	175,154	219,734
Depreciation and amortization	(148,710)	(189,006)	(175,903)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes		0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	26,822	(23,937)	(15,393)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	32,202	65,103	109,829
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	(609)	554	(156)
Farmlands and farmland improvements, net	88,896	80,357
Machinery, equipment and other fixed assets, net	245,119	203,679
Bearer plants, net	413,604	326,278
Work in progress	25,622	16,175
Right of use assets	352,466	336,521
Investment property	0	0
Goodwill	3,969	3,526
Biological assets	127,347	69,620
Finished goods	61,457	94,633
Raw materials, stocks held by third parties and others	24,120	21,865
Total segment assets	1,342,600	1,152,654
Borrowings	570,737	532,230
Leases Liabilities	324,888	310,769
Total segment liabilities	895,625	842,999
Fertilizers
Disclosure of operating segments [line items]
Cost of revenue	(22,184)
Finished goods	33,416	0
Fertilizers | Operating segments
Disclosure of operating segments [line items]
Revenue	31,147
Cost of revenue	(22,184)
Initial recognition and changes in fair value of biological assets and agricultural produce	0
Changes in net realizable value of agricultural produce after harvest	0
Margin on manufacturing and agricultural activities before operating expenses	8,963
General and administrative expenses	(1,766)
Selling expenses	(3,506)
Other operating income, net	(519)
Profit from operations	3,172
Depreciation and amortization	(2,922)
Net (loss) gain from Fair value adjustment of investment property	0
Insurance recovery / impairment of assets destroyed by fire	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0
Changes in net realizable value of agricultural produce after harvest (realized)	0
Farmlands and farmland improvements, net	0
Machinery, equipment and other fixed assets, net	1,218,881
Bearer plants, net	0
Work in progress	83,717
Right of use assets	9,208
Investment property	0
Goodwill	208,204
Biological assets	0
Finished goods	33,416
Raw materials, stocks held by third parties and others	5,983
Total segment assets	1,559,409
Borrowings	305,100
Leases Liabilities	9,895
Total segment liabilities	314,995
Farming | Crops
Disclosure of operating segments [line items]
Revenue	241,587	249,196	166,253
Cost of revenue	(231,429)	(226,333)	(143,879)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,748)	33,050	(10,327)
Changes in net realizable value of agricultural produce after harvest	7,091	(22,436)	1,994
Margin on manufacturing and agricultural activities before operating expenses	15,501	33,477	14,041
General and administrative expenses	(19,794)	(20,139)	(9,913)
Selling expenses	(19,109)	(18,300)	(16,114)
Other operating income, net	12,346	(5,052)	15,285
Profit from operations	(11,056)	(10,014)	3,299
Depreciation and amortization	(5,783)	(6,399)	(5,421)
Net (loss) gain from Fair value adjustment of investment property	0	(638)	9,549
Insurance recovery / impairment of assets destroyed by fire	11,295	(14,259)
Biological assets	62,931	79,363	55,545
Farming | Rice
Disclosure of operating segments [line items]
Revenue	214,216	260,440	230,192
Cost of revenue	(191,870)	(218,295)	(170,258)
Initial recognition and changes in fair value of biological assets and agricultural produce	16,412	53,436	(4,301)
Changes in net realizable value of agricultural produce after harvest	(43)	(6,555)	0
Margin on manufacturing and agricultural activities before operating expenses	38,715	89,026	55,633
General and administrative expenses	(20,306)	(18,280)	(11,273)
Selling expenses	(32,007)	(32,506)	(26,449)
Other operating income, net	5,387	(18,340)	7,218
Profit from operations	(8,211)	19,900	25,129
Depreciation and amortization	(21,787)	(15,855)	(10,812)
Net (loss) gain from Fair value adjustment of investment property	3,312	(22,737)	1,071
Insurance recovery / impairment of assets destroyed by fire	0	0
Biological assets	83,719	102,098	32,843
Farming | Dairy
Disclosure of operating segments [line items]
Revenue	283,916	301,317	180,119
Cost of revenue	(250,277)	(255,247)	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	21,922	15,429	8,050
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	55,561	61,499	33,696
General and administrative expenses	(14,398)	(12,687)	(6,955)
Selling expenses	(34,146)	(29,593)	(17,176)
Other operating income, net	(112)	4,614	912
Profit from operations	6,905	23,833	10,477
Depreciation and amortization	(17,395)	(13,247)	(7,061)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Biological assets	40,747	42,864	23,191
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue	757,889	768,424	720,134
Cost of revenue	(690,368)	(663,945)	(576,638)
Initial recognition and changes in fair value of biological assets and agricultural produce	38,497	88,666	6,736
Changes in net realizable value of agricultural produce after harvest	7,342	(26,394)	2,730
Margin on manufacturing and agricultural activities before operating expenses	113,360	166,751	152,962
General and administrative expenses	(56,933)	(47,416)	(40,899)
Selling expenses	(88,109)	(75,689)	(81,345)
Other operating income, net	17,884	(15,272)	29,348
Profit from operations	(13,798)	28,374	60,066
Depreciation and amortization	(46,334)	(32,715)	(34,397)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,725)	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes		9,024	20,245
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(17,743)	(1,621)	(9,486)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	56,240	90,287	16,222
Changes in net realizable value of agricultural produce after harvest (unrealized)	876	(7,327)	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	6,466	(19,067)	131
Farmlands and farmland improvements, net	651,663	611,796
Machinery, equipment and other fixed assets, net	254,611	298,259
Bearer plants, net	1,232	1,292
Work in progress	27,006	10,753
Right of use assets	26,788	36,558
Investment property	24,037	33,542
Goodwill	15,597	16,716
Biological assets	187,397	224,325
Finished goods	75,372	93,521
Raw materials, stocks held by third parties and others	105,923	79,645
Total segment assets	1,369,626	1,406,407
Borrowings	205,771	121,042
Leases Liabilities	21,118	30,472
Total segment liabilities	226,889	151,514
Farming | Operating segments | Crops
Disclosure of operating segments [line items]
Revenue	247,516	236,128	216,912
Cost of revenue	(237,537)	(213,909)	(188,954)
Initial recognition and changes in fair value of biological assets and agricultural produce	(1,879)	28,347	(4,862)
Changes in net realizable value of agricultural produce after harvest	7,367	(19,780)	2,730
Margin on manufacturing and agricultural activities before operating expenses	15,467	30,786	25,826
General and administrative expenses	(20,785)	(18,622)	(14,779)
Selling expenses	(19,747)	(17,240)	(22,450)
Other operating income, net	12,465	(5,304)	20,006
Profit from operations	(12,600)	(10,380)	8,603
Depreciation and amortization	(5,993)	(5,698)	(8,330)
Net (loss) gain from Fair value adjustment of investment property	0	(588)	10,199
Reverse of revaluation surplus derived from the disposals of assets before taxes		9,024	20,245
Insurance recovery / impairment of assets destroyed by fire	11,353	(14,162)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(1,662)	10,197	4,171
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(217)	18,150	(9,033)
Changes in net realizable value of agricultural produce after harvest (unrealized)	876	(775)	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	6,491	(19,005)	131
Farmlands and farmland improvements, net	433,871	432,826
Machinery, equipment and other fixed assets, net	56,169	41,770
Bearer plants, net	1,232	1,292
Work in progress	2,001	468
Right of use assets	16,137	20,850
Investment property	0	28,193
Goodwill	9,701	10,397
Biological assets	62,931	79,363
Finished goods	38,211	40,345
Raw materials, stocks held by third parties and others	53,465	44,809
Total segment assets	673,718	700,313
Borrowings	62,311	36,573
Leases Liabilities	15,406	17,385
Total segment liabilities	77,717	53,958
Farming | Operating segments | Rice
Disclosure of operating segments [line items]
Revenue	217,084	248,198	256,347
Cost of revenue	(194,193)	(208,266)	(178,322)
Initial recognition and changes in fair value of biological assets and agricultural produce	17,098	45,780	(2,488)
Changes in net realizable value of agricultural produce after harvest	(25)	(6,614)	0
Margin on manufacturing and agricultural activities before operating expenses	39,964	79,098	75,537
General and administrative expenses	(21,198)	(17,025)	(15,709)
Selling expenses	(33,137)	(30,771)	(33,407)
Other operating income, net	5,526	(14,052)	7,470
Profit from operations	(8,845)	17,250	33,891
Depreciation and amortization	(22,384)	(14,798)	(15,154)
Net (loss) gain from Fair value adjustment of investment property	3,366	(18,137)	1,176
Reverse of revaluation surplus derived from the disposals of assets before taxes		0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	5,629	18,669	(1,002)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	11,469	27,111	(1,486)
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	(6,552)	0
Changes in net realizable value of agricultural produce after harvest (realized)	(25)	(62)	0
Farmlands and farmland improvements, net	215,469	176,516
Machinery, equipment and other fixed assets, net	77,081	112,849
Bearer plants, net	0	0
Work in progress	14,383	6,276
Right of use assets	10,153	15,234
Investment property	24,037	5,349
Goodwill	5,896	6,319
Biological assets	83,719	102,098
Finished goods	18,740	32,623
Raw materials, stocks held by third parties and others	43,068	18,446
Total segment assets	492,546	475,710
Borrowings	25,569	15,270
Leases Liabilities	5,181	12,549
Total segment liabilities	30,750	27,819
Farming | Operating segments | Dairy
Disclosure of operating segments [line items]
Revenue	293,289	284,098	246,875
Cost of revenue	(258,638)	(241,770)	(209,362)
Initial recognition and changes in fair value of biological assets and agricultural produce	23,278	14,539	14,086
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	57,929	56,867	51,599
General and administrative expenses	(14,950)	(11,769)	(10,411)
Selling expenses	(35,225)	(27,678)	(25,488)
Other operating income, net	(107)	4,084	1,872
Profit from operations	7,647	21,504	17,572
Depreciation and amortization	(17,957)	(12,219)	(10,913)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Reverse of revaluation surplus derived from the disposals of assets before taxes		0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	(21,710)	(30,487)	(12,655)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	44,988	45,026	26,741
Changes in net realizable value of agricultural produce after harvest (unrealized)	0	0	0
Changes in net realizable value of agricultural produce after harvest (realized)	0	0	0
Farmlands and farmland improvements, net	2,323	2,454
Machinery, equipment and other fixed assets, net	121,361	143,640
Bearer plants, net	0	0
Work in progress	10,622	4,009
Right of use assets	498	474
Investment property	0	0
Goodwill	0	0
Biological assets	40,747	42,864
Finished goods	18,421	20,553
Raw materials, stocks held by third parties and others	9,390	16,390
Total segment assets	203,362	230,384
Borrowings	117,891	69,199
Leases Liabilities	531	538
Total segment liabilities	118,422	69,737
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(38,706)	(27,595)	(16,588)
Selling expenses	(378)	721	(198)
Other operating income, net	(249)	299	(288)
Profit from operations	(39,333)	(26,575)	(17,074)
Depreciation and amortization	(1,974)	(1,650)	(821)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Insurance recovery / impairment of assets destroyed by fire	0	0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(40,149)	(25,452)	(23,061)
Selling expenses	(380)	736	(305)
Other operating income, net	(256)	294	(309)
Profit from operations	(40,785)	(24,422)	(23,675)
Depreciation and amortization	(2,043)	(1,523)	(1,275)
Net (loss) gain from Fair value adjustment of investment property	0	0	$ 0
Insurance recovery / impairment of assets destroyed by fire	0	$ 0
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	0
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	0
Changes in net realizable value of agricultural produce after harvest (unrealized)	0
Changes in net realizable value of agricultural produce after harvest (realized)	0
Farmlands and farmland improvements, net	0
Machinery, equipment and other fixed assets, net	0
Bearer plants, net	0
Work in progress	0
Right of use assets	531
Investment property	0
Goodwill	0
Biological assets	0
Finished goods	0
Raw materials, stocks held by third parties and others	0
Total segment assets	531
Borrowings	511,401
Leases Liabilities	701
Total segment liabilities	$ 512,102